SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.                Evergreen Aggressive Growth Fund, Evergreen Large Company Growth Fund and Evergreen Omega Fund (together, the “Funds”)

                Effective June 30, 2006, the Funds’ Prospectuses are revised as follows:

                The section entitled “FUND FACTS” relating to portfolio managers specific to the Funds in the Funds’ Prospectuses is replaced with the following:

Portfolio Manager:

Aziz Hamzaogullari, CFA

The last sentence in the second paragraph in the section entitled “INVESTMENT STRATEGY” specific to the Evergreen Omega Fund in its Prospectuses is replaced with the following:

The Fund’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders.

The last sentence in the second paragraph in the section entitled “INVESTMENT STRATEGY” specific to the Evergreen Large Company Growth Fund in its Prospectus is replaced with the following:

The Fund’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders.

                The section entitled “THE FUNDS’ PORTFOLIO MANAGERS” specific to the Funds in the Funds’ Prospectuses is replaced with the following:

                Aggressive Growth Fund

                Large Company Growth Fund

                Omega Fund

Aziz Hamzaogullari, CFA, is a Managing Director and Director of Research with the Fundamental Equity Team at EIMC. He has been with Evergreen since 2001 and previously served as a Senior Equity Analyst for Manning & Napier Advisors, Inc. Mr. Hamzaogullari has managed the Fund since 2006.

II.                Evergreen Mid Cap Growth Fund (the “Fund”)

                Effective June 30, 2006, the Fund’s Prospectus is revised as follows:

                The section entitled “FUND FACTS” relating to portfolio managers specific to the Fund in the Fund’s Prospectus is replaced with the following:

Portfolio Manager:

Donald M. Bisson, CFA

                The section entitled “THE FUNDS’ PORTFOLIO MANAGERS” specific to the Fund in its Prospectus is replaced with the following:

Mid Cap Growth Fund

Donald M. Bisson, CFA is a Director and Portfolio Manager with the Small/Mid Cap Growth Unit of EIMC. He joined EIMC in 1996 and has more than 16 years of investment experience. Prior to joining EIMC, he served as an Assistant Portfolio Manager and Research Analyst with Phoenix Duff & Phelps. Mr. Bisson has managed the Fund since 2006.

April 24, 2006	576089